Share-Based Payments - Schedule of Share-Based Payment Transactions Recognised as an Expense (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue share-based payment transactions	$ (18,665,164)	$ (17,922,048)
RSUs to Directors and Management [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue share-based payment transactions	(18,336,359)	(17,381,700)
Suppliers – 2744724 Alberta Inc [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue share-based payment transactions	(328,805)
Suppliers – Bellatrix Corporate Pty Ltd [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue share-based payment transactions		(489,580)
Suppliers – Chris Gale [Member]
Schedule of Share-Based Payment Transactions Recognised as an Expense [Line Items]
Issue share-based payment transactions		$ (50,768)